Document and Entity Information	Aug. 06, 2019
Cover page.
Document Type	8-K
Document Period End Date	Aug. 06, 2019
Entity Registrant Name	MOSAIC CO
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32327
Entity Tax Identification Number	20-1026454
Entity Address, Address Line One	3033 Campus Drive
Entity Address, Address Line Two	Suite E490
Entity Address, City or Town	Plymouth,
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55441
City Area Code	800
Local Phone Number	918-8270
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, par value $0.01 per share
Trading Symbol	MOS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001285785
Amendment Flag	false